Guarantees in Insurance Contracts - Summary of Liabilities for Guarantees That are Included in Valuation of Host Contracts, Net of Present Value of Expected Future Premiums (Detail) - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	[1]	€ 115,328
Ending balance		123,454	€ 115,328	[1]
Net amount at risk		226,374	194,353	[1]	€ 194,063
The Netherlands [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance		34,878
Ending balance		40,554	34,878
Net amount at risk		25,491	23,767
The Netherlands [member] | Guaranteed Minimum Investment [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance		5,063	4,719
Incurred guarantee benefits		1,358	344
Ending balance		6,422	5,063
Account value		19,985	18,346
Net amount at risk		€ 6,335	€ 4,933

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.